Investments carried under the equity method, Breakdown of stand-alone amounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in associates [Abstract]
Non-current assets		$ 9,350,432	$ 9,251,945
Current assets		1,141,907	1,045,854
Non-current liabilities		8,096,498	7,163,622
Current liabilities		500,388	1,175,066
Revenue		1,008,381	971,797	$ 790,881
Profit/(loss) for the year		(104,887)	1,667	(198,186)
Investment under the equity method		55,784	55,009	$ 56,181
Share of profit		$ 5,351	$ 6,646
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
% Shares		57.16%	57.16%
Non-current assets		$ 21,306	$ 19,283
Current assets		841	931
Non-current liabilities		373	306
Current liabilities		451	532
Revenue		298	537
Operating profit/(loss)		(708)	(545)
Profit/(loss) for the year		(730)	(565)
Investment under the equity method		$ 9,175	$ 9,528
Evacuacion Valdecaballeros, S.L. [Member] | Bottom of Range [Member]
Investments in associates [Abstract]
Percentage of shareholders required for approval of relevant decisions		75.00%
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
% Shares	[1]	25.50%	25.50%
Non-current assets	[1]	$ 195,275	$ 202,150
Current assets	[1]	64,114	67,120
Non-current liabilities	[1]	91,205	104,704
Current liabilities	[1]	12,649	14,158
Revenue	[1]	46,767	52,770
Operating profit/(loss)	[1]	28,468	34,247
Profit/(loss) for the year	[1]	24,464	29,990
Investment under the equity method	[1]	$ 43,365	42,056
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		51.00%
Share of profit		$ 6,238	$ 7,647
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
% Shares		50.00%	50.00%
Non-current assets		$ 3,904	$ 3,730
Current assets		0	0
Non-current liabilities		0	0
Current liabilities		2	1
Revenue		0	0
Operating profit/(loss)		(206)	(187)
Profit/(loss) for the year		(206)	(187)
Investment under the equity method		$ 3,244	$ 3,425
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
% Shares		40.02%	40.02%
Non-current assets		$ 3,526	$ 3,251
Current assets		53	17
Non-current liabilities		2,265	2,118
Current liabilities		190	142
Revenue		0	0
Operating profit/(loss)		37	31
Profit/(loss) for the year		0	0
Investment under the equity method		0	0
Associate Companies [Member]
Investments in associates [Abstract]
Non-current assets		240,011	228,684
Current assets		65,008	68,068
Non-current liabilities		93,843	107,128
Current liabilities		13,292	14,833
Revenue		47,065	53,307
Operating profit/(loss)		27,591	33,546
Profit/(loss) for the year		23,528	29,238
Investment under the equity method		$ 55,784	$ 55,009

[1]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated financial statements. Share of profit of Myah Bahr Honaine S.P.A. included in these consolidated financial statements amounts to $6,238 thousand in 2017 and $7,647 thousand in 2016.